INCOME TAXES (Tables)	12 Months Ended
Dec. 29, 2017
INCOME TAXES
Schedule of provision for income taxes

	Fiscal Year
	2017	2016	2015
Current federal taxes	$635,000	$1,441,000	$983,000
Current state taxes	306,000	402,000	340,000
Deferred federal taxes	431,000	900,000	1,295,000
Deferred state taxes	190,000	325,000	464,000
	$1,562,000	$3,068,000	$3,082,000

Schedule of sources and tax effects of the differences

	2017	2016	2015
Computed “expected” federal income tax expense	$4,655,000	$3,865,000	$2,496,000
Permanent differences	(61,000)	86,000	90,000
Stock options and disqualifying dispositions	(1,629,000)	(232,000)	205,000
Tax Act - federal rate change	(1,277,000)	—	—
Energy efficient building deduction	—	(912,000)	(281,000)
Current and deferred state income tax expense, net of federal benefit	287,000	481,000	482,000
Change in valuation allowances on deferred tax assets	15,000	(1,000)	73,000
Federal deferred tax adjustments	(441,000)	—	—
Adjustment for uncertain tax positions	363,000	—	—
Research and development tax credit	(188,000)	—	—
Other	(162,000)	(219,000)	17,000
	$1,562,000	$3,068,000	$3,082,000

Schedule of the tax effects of temporary differences that give rise to significant portions of the net deferred tax assets and liabilities

	December 29,	December 30,
	2017	2016
Deferred tax assets:
Accounts receivable allowance	$104,000	$316,000
Other accrued liabilities	1,413,000	2,450,000
State net operating losses	191,000	109,000
Intangible assets	2,466,000	3,268,000
Other	1,126,000	671,000
	5,300,000	6,814,000
Valuation allowance	(87,000)	(72,000)
Net deferred tax assets	$5,213,000	$6,742,000
Deferred tax liabilities:
Deferred revenue	$(6,935,000)	$(7,637,000)
Fixed assets	(463,000)	(632,000)
Other	(278,000)	(315,000)
	(7,676,000)	(8,584,000)
Net deferred tax liability	$(2,463,000)	$(1,842,000)